Related Party Transactions (Details Narrative) (10K) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Proceeds from issuance of notes			$ 70,000
Chief Executive Officer [Member] | Four Notes [Member]
Proceeds from issuance of notes	$ 70,000
Note, interest rate	3.00%